Supplement to the
Fidelity® Commodity Strategy Fund
August 23, 2009
as revised
September 30, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of Commodity Strategy Fund. All references to Mr. Narasimhan are no longer applicable.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 15.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of Commodity Strategy Fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

FCR-10-01 February 19, 2010
1.905905.101

Supplement to the

Fidelity® Commodity Strategy Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 23, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of Commodity Strategy. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 27 are no longer applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 27.

Commodity Strategy is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Commodity Strategy ($135 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Commodity Strategy beneficially owned by Mr. Kaufmann was none.

FCRB-10-02 February 19, 2010
1.908279.101

Supplement to the
Fidelity® Series
Commodity Strategy
Fund
August 23, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 15.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of Series Commodity Strategy Fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

SCR-S-10-01 February 19, 2010
1.905901.101

Supplement to the

Fidelity® Series Commodity Strategy Fund
A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

August 23, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 28.

Series Commodity Strategy is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Commodity Strategy ($1,336 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Series Commodity Strategy beneficially owned by Mr. Kaufmann was none.

SCR-SB-10-02 February 19, 2010
1.908785.101

Supplement to the
Fidelity® Series
Commodity Strategy
Fund
Class F
August 23, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

Effective December 1, 2009, the following information supplements the biographical information found in the "Fund Management" section beginning on page 15.

Maximilian Kaufmann has been a Portfolio Manager with Geode since August 2009. He serves as a Portfolio Manager of Series Commodity Strategy Fund, which he has managed since December 2009. He also serves as a Portfolio Manager for other registered investment companies. In addition to his portfolio management responsibilities, Mr. Kaufmann is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Kaufmann was a Senior Vice President at PanAgora Asset Management from 2003 to 2007 and Lazard Asset Management from 2007 to 2009.

SCR-F-10-01 February 19, 2010
1.905900.101

Supplement to the

Fidelity® Series Commodity Strategy Fund
A Fund of Fidelity Fixed-Income Trust

Class F

STATEMENT OF ADDITIONAL INFORMATION

August 23, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements similar information found in the "Management Contract" section beginning on page 28.

Series Commodity Strategy is managed by Geode, a sub-adviser to the fund. Maximilian Kaufmann is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the fund's relative pre-tax investment performance measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Commodity Strategy ($1,336 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Series Commodity Strategy beneficially owned by Mr. Kaufmann was none.

SCR-FB-10-02 February 19, 2010
1.908786.101

Supplement to the
Fidelity® Series Global
ex U.S. Index Fund
December 30, 2009
Prospectus

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan are no longer applicable.

SGX-10-01 February 19, 2010
1.905959.101

Supplement to the

Fidelity® Series Global ex U.S. Index Fund (FSGEX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contracts" section beginning on page 31 are no longer applicable.

The following information supplements information for Maximilian Kaufmann found in the "Management Contract" section beginning on page 31.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Series Global ex U.S. Index ($21 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Series Global ex U.S. Index beneficially owned by Mr. Kaufmann was none.

SGXB-10-02 February 19, 2010
1.903402.102

Supplement to the

Fidelity® Strategic Real Return Fund (FSRRX)

A Class of shares of Fidelity Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements the similar information found in the "Management Contract" section beginning on page 28.

Maximilian Kaufmann is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Strategic Real Return managed by Mr. Kaufmann ($1,523 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Real Return beneficially owned by Mr. Kaufmann was none.

RRSB-10-02 February 19, 2010
1.832410.112

Supplement to the

Fidelity Advisor Strategic Real Return Fund

Class A (FSRAX), Class T (FSRTX), Class B (FSBRX), Class C (FCSRX), and Institutional Class (FSIRX)

Classes of shares of Fidelity® Strategic Real Return Fund

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements the similar information found in the "Management Contract" section beginning on page 28.

Maximilian Kaufmann is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Strategic Real Return managed by Mr. Kaufmann ($1,523 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Real Return beneficially owned by Mr. Kaufmann was none.

ARRS/ARRSIB-10-02 February 19, 2010
1.832411.113

Supplement to the

Fidelity® Strategic Real Return Fund Class F (FRRFX)

A Fund of Fidelity Fixed-Income Trust

STATEMENT OF ADDITIONAL INFORMATION

November 28, 2009

Effective February 4, 2010, Premkumar Narasimhan no longer serves as a portfolio manager of the fund. All references to Mr. Narasimhan in the "Management Contract" section beginning on page 28 are no longer applicable.

The following information supplements the similar information found in the "Management Contract" section beginning on page 28.

Maximilian Kaufmann is a portfolio manager of the commodities sub-portfolio and receives compensation for his services. As of December 31, 2009, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode or at the election of the portfolio manager.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to the relative pre-tax investment performance of the fund's assets allocated to the commodities sub-portfolio measured against the Dow Jones-UBS Commodity Index Total Return. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Kaufmann as of December 31, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	1	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 69,683	$ 5,818	$ 1,069
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Strategic Real Return managed by Mr. Kaufmann ($1,523 (in millions) assets managed).

As of December 31, 2009, the dollar range of shares of Strategic Real Return beneficially owned by Mr. Kaufmann was none.

RRS-FB-10-02 February 19, 2010
1.900970.103